Summary of Significant Accounting Policies (Details) - Schedule of Changes Made to Affected Financial Statements - USD ($)	Mar. 31, 2024	Nov. 14, 2023
As Reported [Member]
ASSETS
Total current assets	$ 6,243,105
Crude oil and natural gas properties, successful efforts method:
Proved Properties	94,834,573
Accumulated depreciation, depletion, amortization and impairment	(828,201)
Total oil and natural gas properties, net	94,006,372
Other property, plant and equipment, net	20,000
TOTAL ASSETS	100,269,477
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Total current liabilities	30,507,059
Long-term debt, net of current portion and discount	31,385,711
Warrant liability	5,625,934
Deferred tax liability	4,731,204
Asset retirement obligations	937,302
Long-term derivative instrument liabilities	388,642
Other liabilities	675,000
Total for non-current liabilities	43,743,793
Total liabilities	74,250,852
Commitments and Contingencies
Stockholders’ (deficit) equity
Preferred stock, $0.0001 par value; 1,000,000 authorized shares, 0 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively
Additional paid in capital	17,017,104
Accumulated deficit	(24,405,597)
Total stockholders’ (deficit) attributable to EON Resources Inc.	(7,387,789)
Noncontrolling interest	33,406,414
Total stockholders’ equity	26,018,625	$ 33,475,110
Total liabilities and stockholders’ equity	100,269,477
As Reported [Member] | Class A Common Stock
Stockholders’ (deficit) equity
Common stock, value	524
As Reported [Member] | Class B Common Stock
Stockholders’ (deficit) equity
Common stock, value	180
Adjustments [Member]
ASSETS
Total current assets
Crude oil and natural gas properties, successful efforts method:
Proved Properties	824,007
Accumulated depreciation, depletion, amortization and impairment
Total oil and natural gas properties, net	824,007
Other property, plant and equipment, net
TOTAL ASSETS	824,007
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Total current liabilities
Long-term debt, net of current portion and discount
Warrant liability
Deferred tax liability	230,657
Asset retirement obligations
Long-term derivative instrument liabilities
Other liabilities
Total for non-current liabilities	230,657
Total liabilities	230,657
Commitments and Contingencies
Stockholders’ (deficit) equity
Preferred stock, $0.0001 par value; 1,000,000 authorized shares, 0 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively
Additional paid in capital
Accumulated deficit	593,350
Total stockholders’ (deficit) attributable to EON Resources Inc.	593,350
Noncontrolling interest
Total stockholders’ equity	593,350
Total liabilities and stockholders’ equity	824,007
Adjustments [Member] | Class A Common Stock
Stockholders’ (deficit) equity
Common stock, value
Adjustments [Member] | Class B Common Stock
Stockholders’ (deficit) equity
Common stock, value
As Revised [Member]
ASSETS
Total current assets	6,243,105
Crude oil and natural gas properties, successful efforts method:
Proved Properties	95,658,580
Accumulated depreciation, depletion, amortization and impairment	(828,201)
Total oil and natural gas properties, net	94,830,379
Other property, plant and equipment, net	20,000
TOTAL ASSETS	101,093,484
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Total current liabilities	30,507,059
Long-term debt, net of current portion and discount	31,385,711
Warrant liability	5,625,934
Deferred tax liability	4,961,861
Asset retirement obligations	937,302
Long-term derivative instrument liabilities	388,642
Other liabilities	675,000
Total for non-current liabilities	43,974,450
Total liabilities	74,481,509
Commitments and Contingencies
Stockholders’ (deficit) equity
Preferred stock, $0.0001 par value; 1,000,000 authorized shares, 0 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively
Additional paid in capital	17,017,104
Accumulated deficit	(23,812,247)
Total stockholders’ (deficit) attributable to EON Resources Inc.	(6,794,439)
Noncontrolling interest	33,406,414
Total stockholders’ equity	26,611,975
Total liabilities and stockholders’ equity	101,093,484
As Revised [Member] | Class A Common Stock
Stockholders’ (deficit) equity
Common stock, value	524
As Revised [Member] | Class B Common Stock
Stockholders’ (deficit) equity
Common stock, value	$ 180